FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          November 14, 2008



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 51

Form 13F Information Table Value Total: $197,717
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

AAON, Inc.                                COM      360206       683853    12439  X                            683853       0       0
Advisory Board Co.                        COM      00762W107     70624     2130  X                             70624       0       0
Alaska Communications Systems             COM      01167P101     40000      489  X                             40000       0       0
Align Technology, Inc.                    COM      16255101     192236     2082  X                            192236       0       0
AltiGen Communications Inc                COM      21489109     102100      101  X                            102100       0       0
American Dental Partners                  COM      25353103    1239803    14506  X                           1239803       0       0
American Express Company                  COM      025816109     20519      727  X                             20519       0       0
Anheuser Busch                            COM      35229103       4000      260  X                              4000       0       0
AutoZone Inc.                             COM      53332102       6300      777  X                              6300       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      653  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        189      831  X                               189       0       0
BIDZ.com Inc.                             COM      08883T200   1240324    10741  X                           1240324       0       0
Brookfield Asset Management Inc           COM      112585104     26438      725  X                             26438       0       0
Choice Hotels International               COM      169905106     73375     1988  X                             73375       0       0
Conagra Food Inc                          COM      205887102     10000      195  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2198  X                             30000       0       0
Corporate Executive Board                 COM      21988R102     89713      282  X                             89713       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    190974    17172  X                            190974       0       0
Emerson Electric Co.                      COM      291011104     12154      496  X                             12154       0       0
Greenlight Capital Re LTD                 CL A     G4095J109    120497     2770  X                            120497       0       0
Hospitality Properties Trust              COM      44106M102     16555      340  X                             16555       0       0
Interactive Intelligence Inc.             COM      45839M103   2345935    21160  X                           2345935       0       0
International Assets Holding Corp         COM      459028106   1122893    27073  X                           1122893       0       0
iShares Trust                             US TIP B 464287176      2095      212  X                              2095       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      239  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7251      357  X                              7251       0       0
Leucadia National Corp.                   COM      527288104     24400     1109  X                             24400       0       0
Level 3 Communications                    COM      52729N100     14500       39  X                             14500       0       0
Mediware Information Systems              COM      584946107    512359     2890  X                            512359       0       0
Microsoft Corp.                           COM      594918104     33955      906  X                             33955       0       0
Morningstar, Inc.                         COM      617700109     52322     2902  X                             52322       0       0
National Retail Properties, Inc.          COM      637417106     14000      335  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000      845  X                             12000       0       0
OneBeacon Insurance Group                 CL A     G67742109    107574     2275  X                            107574       0       0
Penn National Gaming Inc.                 COM      707569109     72603     1929  X                             72603       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      191  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      184  X                             10000       0       0
Rentrak Corp.                             COM      760174102    450429     6229  X                            450429       0       0
Sears Holdings Corp                       COM      812350106     16389     1532  X                             16389       0       0
SPDR Series Trust                         IN TR ETF78464A516     10402      540  X                             10402       0       0
Stamps.com                                COM      852857200    776345     9060  X                            776345       0       0
Stratasys Inc.                            COM      862685104    957797    16733  X                            957797       0       0
Tandy Leather Factory Inc.                COM      87538X105   1442114     3923  X                           1442114       0       0
Trailer Bridge                            COM      892782103     47179      260  X                             47179       0       0
Utah Medical Products                     COM      917488108    268369     7394  X                            268369       0       0
Walgreens Co                              COM      931422109     19187      594  X                             19187       0       0
Weingarten Realty Invt                    SH BEN IN948741103      7900      282  X                              7900       0       0
White Mountains Insurance Group           COM      G9618E107      1246      585  X                              1246       0       0
Winmark Corp                              COM      974250102    769787    12817  X                            769787       0       0
Winthrop Realty Trust, Inc                COM      976391102     45500      177  X                             45500       0       0
XCEL Energy Inc.                          COM      98389B100     26000      520  X                             26000       0       0